Income Taxes - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense benefits [line items]
Weighted average applicable statutory tax rate		27.10%	20.10%	23.70%
United Kingdom [member] | Changes in tax rates or tax laws enacted or announced [member]
Income tax expense benefits [line items]
Corporate income tax rate			19.00%	17.00%
The Netherlands [member] | Changes in tax rates or tax laws enacted or announced [member]
Income tax expense benefits [line items]
Corporate income tax rate	21.70%			25.00%